LOANS AND BORROWINGS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 EUR (€) d	Dec. 31, 2021 USD ($) d	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Nov. 23, 2021 EUR (€)	Nov. 23, 2021 USD ($)	Oct. 31, 2020 EUR (€)	Sep. 30, 2020 EUR (€)	Aug. 30, 2020 EUR (€)
Loans And Borrowings [Line Items]
Discount rate on lease liabilities	6.45%				6.45%
Current borrowings	€ 12,600,000		€ 4,255,000
Notional amount	6,100,000
Finance cost	27,620,000		5,758,000	€ 3,235,000
Proceeds from the issuance of convertible notes net of cost	€ 275,172,000		€ 0	€ 0
Number of trading days | d	20	20
Number of consecutive trading days | d	30	30
Convertible notes
Loans And Borrowings [Line Items]
Debt instruments issued						€ 275,923,374	$ 310,400,000
Notional amount						284,457,087	320,000,000
Discount						€ 8,533,713	$ 9,600,000
Borrowings, interest rate						3.50%	3.50%
Current borrowings, allocated to the host contract	€ 139,610,354				$ 157,050,222
Current borrowings, allocated to the embedded derivative	135,561,580				$ 152,500,000
Finance cost	751,440	$ 849,778
Proceeds from the issuance of convertible notes net of cost	275,171,934
Notional amount, amount to be converted	€ 1,000
Bottom of range
Loans And Borrowings [Line Items]
Lease term of contract	1 year	1 year
Lease term of renewal	3 years	3 years
Bottom of range | Convertible notes
Loans And Borrowings [Line Items]
Proportion of sale price to conversion price (in percent)	130.00%	130.00%
Proportion of trading price to sale price (in percent)	98.00%	98.00%
Proportion of redemption price to principal amount (in percent)	100.00%	100.00%
Top of range
Loans And Borrowings [Line Items]
Lease term of contract	15 years	15 years
Lease term of renewal	15 years	15 years
Kinetik loan
Loans And Borrowings [Line Items]
Current borrowings									€ 10,000,000
Loans received								€ 1,402,000
HBSC Bank
Loans And Borrowings [Line Items]
Current borrowings										€ 2,396,000